Document and Entity Information	Jan. 07, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001484612
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jan. 07, 2025
Entity Registrant Name	Outset Medical, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39513
Entity Tax Identification Number	20-0514392
Entity Address, Address Line One	3052 Orchard Dr.
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95134
City Area Code	(669)
Local Phone Number	231-8200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value of $0.001 per share
Trading Symbol	OM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false